11. Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses Tables
Schedule of prepaid expense
	2017	2016

Advertising not broadcasted (*)	124,387	85,905
Rentals and insurance	49,185	58,366
Network swap (**)	20,191	28,932
Other	14,069	11,563
	207,832	184,766

Current portion	(168,366)	(130,392)
Non-current portion	39,466	54,374